Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2021
Finance Income And Costs [Abstract]
Summary of Finance Income and Costs

	2021	2020	2019
	(in € millions)
Finance income
Fair value movements on derivative liabilities (Note 24)	53	49	182
Fair value movements on Exchangeable Notes (Note 24)	117	—	—
Interest income	11	17	31
Other financial income	6	8	1
Foreign exchange gains	59	20	61
Total	246	94	275
Finance costs
Fair value movements on derivative liabilities (Note 24)	(5)	(307)	(235)
Fair value movements on Exchangeable Notes (Note 24)	(5)	—	—
Interest expense on lease liabilities	(40)	(41)	(38)
Interest, bank fees and other costs	(11)	(13)	(5)
Transaction costs in relation to issuance of Exchangeable Notes	(18)	—	—
Foreign exchange losses	(12)	(149)	(55)
Total	(91)	(510)	(333)